Trade and Other Receivables	12 Months Ended
Jun. 30, 2025
Trade and Other Receivables [Abstract]
TRADE AND OTHER RECEIVABLES

5. TRADE AND OTHER RECEIVABLES

	Years Ended June 30,
	2025	2024

Accrued interest income	-	157
R&D tax incentive receivable	3,928,563	4,019,286
Goods and services tax receivable	9,044	22,232

Total	3,937,607	4,041,675

R&D tax incentive receivable represents the amount of the financial year 2025 R&D tax incentive the Group expects to recover. For further details, see Note 2.